Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments [Abstract]
Investments Other Than Investments Accounted for Using Equity Method

As at	December 31, 2024	December 31, 2023
Investments at amortized cost	27,934	24,405
Investments at FVTPL	—	8,655
Investments at FVOCI	8,053	—
	35,987	33,060

Current portion	27,560	3,400
Long-term	8,427	29,660